Securities (Tables)	6 Months Ended
Apr. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized gains and losses as at April 30, 2023 and October 31, 2022.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)	As at
	April 30, 2023				October 31, 2022
	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$19,026	$92	$(80)	$19,038	$16,420	$69	$(121)	$16,368
Provinces	21,071	140	(74)	21,137	20,279	99	(138)	20,240
U.S. federal, state, municipal governments, and agencies debt	11,446	25	(216)	11,255	11,855	22	(318)	11,559
Other OECD government-guaranteed debt	1,532	1	(24)	1,509	1,715	1	(34)	1,682

Mortgage-backed securities	1,954	–	(2)	1,952	1,035	1	(3)	1,033

	55,029	258	(396)	54,891	51,304	192	(614)	50,882
Other debt securities
Asset-backed securities	4,058	1	(54)	4,005	4,511	–	(71)	4,440

Corporate and other debt	8,545	44	(91)	8,498	8,820	23	(162)	8,681

	12,603	45	(145)	12,503	13,331	23	(233)	13,121

Total debt securities	67,632	303	(541)	67,394	64,635	215	(847)	64,003
Equity securities
Common shares	3,506	105	(19)	3,592	2,191	63	(33)	2,221

Preferred shares	1,248	87	(302)	1,033	1,100	71	(73)	1,098

	4,754	192	(321)	4,625	3,291	134	(106)	3,319
Total securities at fair value through other comprehensive income	$72,386	$495	$(862)	$72,019	$67,926	$349	$(953)	$67,322

1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income	The following table summarizes the fair value of equity securities designated at FVOCI as at April 30, 2023 and October 31, 2022, and dividend income recognized on these securities for the three and six months ended April 30, 2023 and April 30, 2022.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)	As at		For the three months ended		For the six months ended
	April 30, 2023	October 31, 2022	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
	Fair value		Dividend income recognized		Dividend income recognized
Common shares	$3,592	$2,221	$45	$46	$62	$85

Preferred shares	1,033	1,098	33	6	64	11
Total	$4,625	$3,319	$78	$52	$126	$96

Summary of Securities Net Realized Gains (Losses)
The following table summarizes the net realized gains and losses for the three and six months ended April 30, 2023 and April 30, 2022, which are included in Other income (loss) on the Interim Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Debt securities at amortized cost	$(36)	$–	$(36)	$–

Debt securities at fair value through other comprehensive income	15	–	14	10
Total	$(21)	$–	$(22)	$10

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 6 for details regarding the allowance and provision for credit losses on debt securities.
Debt Securities by Risk Ratings

(millions of Canadian dollars)											As at
	April 30, 2023						October 31, 2022
	Stage 1	Stage 2	Stage 3			Total	Stage 1	Stage 2	Stage 3		Total
Debt securities 1
Investment grade	$397,593	$–	$	n/a	2	$397,593	$404,620	$–	$	n/a	$404,620
Non-investment grade	528	133		n/a		661	1,964	155		n/a	2,119
Watch and classified	n/a	33		n/a		33	n/a	39		n/a	39

Default	n/a	n/a		–		–	n/a	n/a		–	–

Total debt securities	398,121	166		–		398,287	406,584	194		–	406,778

Allowance for credit losses on debt securities at amortized cost	2	–		–		2	1	–		–	1

Total debt securities, net of allowance	$398,119	$166		$–		$398,285	$406,583	$194		$–	$406,777

1
Includes debt securities backed by government-guaranteed loans of $117 million (October 31, 2022 – $192 million), which are reported in
Non-investment
grade or a lower risk rating based on the issuer’s credit risk.

2	Not applicable.